7. INCOME TAX AND SOCIAL CONTRIBUTION (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Pre-tax profit (loss)		R$ (14,086,659)	R$ (8,744,176)	R$ 19,927,698
Income tax and social contribution
Income tax and social contribution on taxed income		4,789,464	2,973,020	(6,775,417)
Equity in investees		10,752	(1,759)	(4,587)
Tax incentives	[1]	74	1,263	3,068
Permanent deductions (add-backs)	[2]	(243,253)	(175,165)	12,821,851
Valuation allowance on deferred tax assets	[3]	(519,426)	(2,474,232)	(2,757,044)
Tax effects of deferred tax assets of foreign subsidiaries	[4]	(486,691)	(310,389)	4,057
Income tax and social contribution effect on profit or loss		R$ 3,550,920	R$ 12,738	R$ 3,291,928

[1]	Refer basically to the income surtax (10%) payable by subsidiaries.
[2]	The tax effects from permanent add-backs are represented mainly by the effects of the foreign exchange differences on fair value adjustments to the restructured liabilities included in the JRP.
[3]	Allowance for the realizable value (impairment) of deferred tax assets (Note 10).
[4]	Effects of unrecognized deferred tax assets held by foreign subsidiaries that do not have a history of profitability and/or an expectation to generate taxable income.